Income taxes and deferred income taxes - Reconciliation of Income Taxes at Statutory Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Major components of tax expense (income) [abstract]
Loss before income taxes (recovery)	$ (80,717)	$ (15,645)
Statutory rate	26.50%	26.50%
Expected income tax recovery at combined basic federal and provincial tax rate	$ (21,390)	$ (4,146)
Effect on income taxes of:
Foreign tax differential	(408)	(539)
Permanent differences	574	1,137
Non-deductible share-based compensation and other expenses	5,963	20,161
Non-deductible impairment	14,951
Non-taxable portion of loss (gains)	2,885	(15,504)
Other	(85)	(648)
Tax assets not recognized	1,427	393
Total tax expense (income)	3,917	854
Current	7,599	4,944
Future	(3,682)	(4,090)
Total tax expense (income)	$ 3,917	$ 854